Document And Entity Information	Sep. 15, 2026
Document And Entity Information
Document Type	S-4/A
Entity Registrant Name	ATII Holdings Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002101833
Amendment Flag	true
Amendment Description	Amendment No. 4